Nature of Business and Basis of Presentation (Q3)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Nature of Business and Significant Accounting Policies [Abstract]
Nature of Business and Basis of Presentation
Note 1 – Nature of Business and Basis of Presentation

Nature of Business: CHF Solutions, Inc. (the “Company”) is a medical device company focused on commercializing the Aquadex FlexFlow® System for aquapheresis therapy. The Aquadex FlexFlow System (“Aquadex”) is indicated for temporary (up to eight hours) ultrafiltration treatment of patients with fluid overload who have failed diuretic therapy and extended (longer than 8 hours) ultrafiltration treatment of patients with fluid overload who have failed diuretic therapy and require hospitalization. CHF Solutions, Inc. is a Delaware corporation headquartered in Eden Prairie, Minnesota with wholly owned subsidiaries in Australia, Ireland and Delaware. The Company has been listed on the Nasdaq Capital Market since February 2012.

Prior to July 2016, the Company was focused on developing the C-Pulse® Heart Assist System for treatment of Class III and ambulatory Class IV heart failure. In August 2016, the Company acquired the Aquadex FlexFlow business from a subsidiary of Baxter International, Inc. (“Baxter”), a global leader in the hospital products and dialysis markets (herein referred to as the “Aquadex Business”). On September 29, 2016, the Company announced a strategic refocus of its strategy that included halting all clinical evaluations of its C-Pulse technology to fully focus its resources on its recently acquired Aquadex Business.

On May 23, 2017, the Company announced it was changing its name from Sunshine Heart, Inc. to CHF Solutions, Inc. to more appropriately reflect the direction of its business.

During 2017, the Company’s board of directors and stockholders approved two reverse stock splits (together, the “Reverse Stock Splits”). Neither reverse stock split changed the par value of the Company’s common stock or the number of common or preferred shares authorized by the Company’s Fourth Amended and Restated Certificate of Incorporation.  The first reverse stock split was a 1-for-30 reverse split of the Company’s outstanding common stock that became effective after trading on January 12, 2017.   The second reverse stock split was a 1-for-20 reverse split of the Company’s outstanding common stock that became effective after trading on October 12, 2017.  All share and per-share amounts have been retroactively adjusted to reflect the Reverse Stock Splits for all periods presented.

On December 28, 2018, the Company’s stockholders approved a reverse split of the Company's outstanding common stock at a ratio in the range of 1-for-2 to 1-for-14.  On January 2, 2019, the Company's board of directors approved a 1-for-14 reverse split of our issued and outstanding shares of common stock, effective as of 5:00 pm Eastern Time on January 2, 2019 (the “2019 Reverse Stock Split”). The 2019 Reverse Stock Split did not change the par value of the Company’s common stock or the number of common or preferred shares authorized by the Company’s Fourth Amended and Restated Certificate of Incorporation.  All share and per-share amounts have been retroactively adjusted to reflect the 2019 Reverse Stock Split for all periods presented.

Principles of Consolidation: The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for interim financial information and with the instructions to Form 10-Q and Article 10 of Regulation S-X. Certain information and note disclosures normally included in the audited annual consolidated financial statements have been condensed or omitted pursuant to those rules and regulations. Accordingly, they do not include all of the information necessary for a fair presentation of results of operations, comprehensive loss, financial condition, and cash flows in conformity with U.S. GAAP. In the opinion of management, the condensed consolidated financial statements reflect all adjustments (consisting of normal recurring adjustments) considered necessary for a fair presentation of the results of the Company for the periods presented. Operating results for interim periods are not necessarily indicative of results that may be expected for the year as a whole. The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues, expenses, and the related disclosures at the date of the financial statements and during the reporting period. Actual results could materially differ from these estimates.

For further information, refer to the consolidated financial statements and notes thereto included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2017.

Going Concern: The Company’s consolidated financial statements have been prepared and presented on a basis assuming it continues as a going concern. During the years ended December 31, 2017 and 2016 and through September 30, 2018, the Company incurred losses from operations and net cash outflows from operating activities as disclosed in the consolidated statements of operations and cash flows, respectively. As of September 30, 2018, the Company had an accumulated deficit of $195.1 million and it expects to incur losses for the immediate future. To date, the Company has been funded by debt and equity financings, and although the Company believes that it will be able to successfully fund its operations, there can be no assurance that it will be able to do so or that it will ever operate profitably. These factors raise substantial doubt about the Company’s ability to continue as a going concern through the next twelve months.

The Company became a revenue generating company after acquiring the Aquadex Business in August 2016.  The Company expects to incur additional losses in the near-term as it grows the Aquadex Business, including investments in expanding its sales and marketing capabilities, purchasing inventory, manufacturing components, and complying with the requirements related to being a U.S. public company.  To become and remain profitable, the Company must succeed in expanding the adoption and market acceptance of Aquadex. This will require the Company to succeed in training personnel at hospitals and in effectively and efficiently manufacturing, marketing and distributing Aquadex and related components. There can be no assurance that the Company will succeed in these activities, and it may never generate revenues sufficient to achieve profitability.

On July 3, 2018, April 24, 2017 and on November 27, 2017, the Company closed on underwritten public equity offerings for aggregate net proceeds of approximately $28.8 million after deducting the underwriting discounts and commissions and other costs associated with the offerings (see Note 4 - Equity). The Company will require additional funding to grow its Aquadex Business, which may not be available on terms favorable to the Company, or at all. The Company may receive those funds from the proceeds from future warrant exercises, issuances of equity securities, or other financing transactions.  Should warrant exercises not materialize or future capital raising be unsuccessful, the Company may not be able to continue as a going concern. No adjustments have been made relating to the recoverability and classification of recorded asset amounts and classification of liabilities that might be necessary should the Company not continue as a going concern.

Revenue Recognition: The Company recognizes revenue in accordance with Accounting Standards Codification (“ASC”), Topic 606, Revenue from Contracts with Customers, which the Company adopted effective January 1, 2018. Accordingly, the Company recognizes revenue when its customers obtain control of its products or services, in an amount that reflects the consideration that the Company expects to receive in exchange for those goods and services. See Note 2 – Revenue Recognition for additional accounting policies and transition disclosures.

Accounts Receivable:  Accounts receivable are unsecured, are recorded at net realizable value, and do not bear interest. The Company makes judgments as to its ability to collect outstanding receivables based upon significant patterns of uncollectability, historical experience, and management’s evaluation of specific accounts and will provide an allowance for credit losses when collection becomes doubtful. The Company performs credit evaluations of its customers’ financial condition on an as-needed basis. Payment is generally due 30 days from the invoice date and accounts past 30 days are individually analyzed for collectability. When all collection efforts have been exhausted, the account is written off against the related allowance. The Company’s accounts receivable have terms that require payment in 30 days.  To date the Company has not experienced any write-offs or significant deterioration of the aging of its accounts receivable, and therefore, no allowance for doubtful accounts was considered necessary as of September 30, 2018 or December 31, 2017.

Inventories:  Inventories represent finished goods purchased from the Company’s supplier and are recorded as the lower of cost or net realizable value using the first-in-first out method.  Inventories consisted of the following:

(in thousands)	September 30, 2018	December 31, 2017
Finished Goods	$810	$902
Work in Process	91	217
Raw Materials	1,047	469
Total	$1,948	$1,588

Contingent consideration:  In connection with the Company’s purchase of the Aquadex Business, the Company has an obligation to pay additional consideration that is contingent upon the occurrence of certain future events (see Note 8 – Commitment and Contingencies).  Contingent consideration was recognized at the acquisition date at the estimated fair value of the contingent milestone payments.  The fair value of the contingent consideration is remeasured to its estimated fair value at the end of each reporting period, with changes recorded to earnings.

Loss per share: Basic loss per share is computed based on the net loss allocable to common stockholders for each period divided by the weighted average number of common shares outstanding. The net loss allocable to common stockholders for the nine months ended September 30, 2017, reflects a $1.0 million increase for the net deemed dividend to preferred stockholders provided in connection with the close of the public offering of Series E Convertible Preferred Stock in April of 2017 (see Note 4 - Equity), representing the intrinsic value of the shares at the time of issuance. In addition, the net loss allocable to common stockholders for the nine months ended September 30, 2017, reflects a $1.8 million increase for the net deemed dividend to preferred stockholders provided in connection with the shareholder approval of the Series C and D Convertible Preferred Stock offering in January of 2017 (see Note 4 - Equity), representing the intrinsic value of the shares at the time of issuance. Diluted loss per share is computed based on the net loss allocable to common stockholders for each period divided by the weighted average number of common shares outstanding, increased by the number of additional shares that would have been outstanding had the potentially dilutive common shares been issued, and reduced by the number of shares the Company could have repurchased from the proceeds from issuance of the potentially dilutive shares. Potentially dilutive shares of common stock include shares underlying outstanding convertible preferred stock, warrants, stock options and other stock-based awards granted under stock-based compensation plans. These potentially dilutive shares were excluded from the computation of loss per share as their effect was antidilutive due to the Company’s net loss in each of those periods.

The following table sets forth the potential shares of common stock that are not included in the calculation of diluted net loss per share because to do so would be anti-dilutive as of the end of each period presented:

	September 30
	2018	2017
Stock options	141,880	2,597
Restricted stock units	6	24
Warrants to purchase common stock	608,787	35,462
Series F convertible preferred stock	19,210	—
Total	769,883	38,003

The following table reconciles reported net loss with reported net loss per share for the periods ended September 30, 2017:

(in thousands, except per share amounts)	Three months	Nine Months
Net loss	$(2,847)	$(6,245)
Deemed dividend to preferred shareholders (see Note 4)	—	(2,851)
Net loss after deemed dividend	(2,847)	(9,096)
Weighted average shares outstanding	45	26
Basic and diluted loss per share	$(63.68)	$(354.77)

New Accounting Pronouncements:  In May 2014, August 2015, March 2016, April 2016 and May 2016, the Financial Accounting Standards Board (“FASB”) issued amended revenue recognition guidance to clarify the principles for recognizing revenue from contracts with customers. The guidance requires an entity to recognize revenue to depict the transfer of goods or services to customers in an amount that reflects the consideration to which an entity expects to be entitled in exchange for those goods or services. The guidance also requires expanded disclosures relating to the nature, amount, timing, and uncertainty of revenue and cash flows arising from contracts with customers. Additionally, qualitative and quantitative disclosures are required about customer contracts, significant judgments and changes in judgments, and assets recognized from the costs to obtain or fulfill a contract.   The Company adopted this new standard on January 1, 2018, utilizing the modified retrospective approach. There were no impacts to the amount or timing of revenue that the Company had recognized in prior periods. See Note 2 - Revenue Recognition for additional accounting policy and transition disclosures.

In February 2016, the FASB issued updated guidance to improve financial reporting about leasing transactions. This guidance will require organizations that lease assets to recognize on the balance sheet the assets and liabilities for the rights and obligations created by those leases. The original guidance required application on a modified retrospective basis with the earliest period presented. In August 2018, the FASB issued new guidance which includes an option to not restate comparative periods in transition.  This guidance is effective for the Company’s annual and quarterly periods beginning January 1, 2019.  The Company is in the process of evaluating the impact that the adoption of this standard will have on its consolidated financial statements and is currently assessing its leases. The Company expects that the adoption of this guidance will result in a material increase in the assets and liabilities recorded on its consolidated balance sheets and additional qualitative and quantitative disclosures. The Company expects to use the effective date of this standard as the date of initial application, with no retrospective adjustments to prior comparative periods.

The Securities and Exchange Commission (“SEC”) issued updated guidance which amends various SEC disclosure requirements that it has determined to be redundant, duplicative, overlapping, outdated, or superseded. Issued as part of the SEC’s ongoing disclosure effectiveness initiative, the final rule is expected November 5, 2018.  The Company is evaluating the impact of the release will have on its consolidated financial statements and disclosures.

Note 1—Nature of Business and Significant Accounting Policies

Nature of Business

CHF Solutions, Inc. (the “Company”) is a medical device company focused on commercializing the Aquadex FlexFlow® System for Aquapheresis® therapy. The Aquadex FlexFlow System (Aquadex) is indicated for temporary (up to eight hours) ultrafiltration treatment of patients with fluid overload who have failed diuretic therapy and extended (longer than 8 hours) ultrafiltration treatment of patients with fluid overload who have failed diuretic therapy and require hospitalization. CHF Solutions, Inc. is a Delaware corporation headquartered in Minneapolis with wholly owned subsidiaries in Australia, Ireland and Delaware. The Company has been listed on Nasdaq since February 2012.

Prior to July 2016, the Company was focused on developing the C-Pulse® Heart Assist System for treatment of Class III and ambulatory Class IV heart failure. The C-Pulse System utilized the known concept of counterpulsation applied to the aorta. In March 2016, the Company announced that it was no longer enrolling patients into its two clinical studies for the C-Pulse System and that it planned to pursue a new strategic direction. In July 2016, the Company announced that it was moving forward with a therapeutic strategy utilizing neuromodulation rather than counterpulsation. In August 2016, the Company acquired the Aquadex Business from a subsidiary of Baxter International, Inc. (“Baxter”), a global leader in the hospital products and dialysis markets (herein referred to as the “Aquadex Business.”) On September 29, 2016, the Company announced a strategic refocus of its near-term strategy that included halting clinical evaluations of its neuromodulation technology to fully focus its resources on its recently acquired Aquadex Business, taking actions to reduce its cash burn, and reviewing potential strategic alliances and financing alternatives. On May 23, 2017, the Company announced it was changing its name from Sunshine Heart, Inc. to CHF Solutions, Inc. to more appropriately reflect the direction of its business.

During 2017, the Company’s board of directors and stockholders approved two reverse stock splits (together, the Reverse Stock Splits). Neither reverse stock split changed the par value of the Company’s common stock or the number of common or preferred shares authorized by the Company’s Fourth Amended and Restated Certificate of Incorporation. The first reverse stock split was a 1-for-30 reverse split of the Company’s outstanding common stock that became effective after trading on January 12, 2017. The second reverse stock split was a 1-for-20 reverse split of the Company’s outstanding common stock that became effective after trading on October 12, 2017. All share and per-share amounts have been retroactively adjusted to reflect the Reverse Stock Splits for all periods presented.

On December 28, 2018, the Company’s stockholders approved a reverse split of the Company's outstanding common stock at a ratio in the range of 1-for-2 to 1-for-14.  On January 2, 2019, the Company's board of directors approved a 1-for-14 reverse split of our issued and outstanding shares of common stock, effective as of 5:00 pm Eastern Time on January 2, 2019 (the “2019 Reverse Stock Split”). The 2019 Reverse Stock Split did not change the par value of the Company’s common stock or the number of common or preferred shares authorized by the Company’s Fourth Amended and Restated Certificate of Incorporation.  All share and per-share amounts have been retroactively adjusted to reflect the 2019 Reverse Stock Split for all periods presented.

Going Concern

The Company’s financial statements have been prepared and presented on a basis assuming it continues as a going concern. During the years ended December 31, 2017 and 2016, the Company incurred losses from operations and net cash outflows from operating activities as disclosed in the consolidated statements of operations and cash flows, respectively. At December 31, 2017, the Company had an accumulated deficit of $182.4 million and it expects to incur losses for the foreseeable future. To date, the Company has been funded by debt and equity financings, and although the Company believes that it will be able to successfully fund its operations, there can be no assurance that it will be able to do so or that it will ever operate profitably. These factors raise substantial doubt about the Company’s ability to continue as a going concern through at least twelve months from the report date.

The Company became a revenue generating company after acquiring the Aquadex Business in August 2016. The Company expects to incur additional losses in the near-term as it grows the Aquadex Business, including investments in expanding its sales and marketing capabilities, purchasing inventory, manufacturing components, and complying with the requirements related to being a U.S. public company. To become and remain profitable, the Company must succeed in expanding the adoption and market acceptance of the Aquadex FlexFlow. This will require the Company to succeed in training personnel at hospitals and effectively and efficiently manufacturing, marketing and distributing the Aquadex FlexFlow and related components. There can be no assurance that the Company will succeed in these activities, and it may never generate revenues sufficient to achieve profitability.

On April 24, 2017, the Company closed on an underwritten public equity offering for net proceeds of approximately $8.0 million after deducting the underwriting discounts and commissions and other costs associated with the offering. In addition, on November 27, 2017, the Company closed on a subsequent underwritten public equity offering for net proceeds of approximately $16.2 million after deducting the underwriting discounts and commissions and other costs associated with the offering (see Note 6 - Equity). The Company may require additional funding to grow its Aquadex Business, which may not be available on terms favorable to the Company, or at all. The Company may receive those funds from the proceeds from future warrant exercises, issuances of equity securities, or other financing transactions. Should warrant exercises not materialize or future capital raising be unsuccessful, the Company may not be able to continue as a going concern. No adjustments have been made relating to the recoverability and classification of recorded asset amounts and classification of liabilities that might be necessary should the Company not continue as a going concern.

Basis of Presentation

The accompanying consolidated financial statements include the accounts of CHF Solutions, Inc. and its wholly owned subsidiaries, CHF Solutions, LLC, Sunshine Heart Company Pty Limited, and Sunshine Heart Ireland Limited. All intercompany accounts and transactions between consolidated entities have been eliminated.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates.

Cash and Cash Equivalents

Cash and cash equivalents consist of cash and term deposits with original maturities of three months or less. The carrying value of these instruments approximate fair value. The balances, at times, may exceed federally insured limits. The Company has not experienced any losses on its cash and cash equivalents.

Accounts Receivable

Accounts receivable are unsecured, are recorded at net realizable value, and do not bear interest. The Company makes judgments as to its ability to collect outstanding receivables based upon significant patterns of uncollectability, historical experience, and managements’ evaluation of specific accounts and will provide an allowance for credit losses when collection becomes doubtful. The Company performs credit evaluations of its customers’ financial condition on an as-needed basis. Payment is generally due 30 days from the invoice date and accounts past 30 days are individually analyzed for collectability. When all collection efforts have been exhausted, the account is written off against the related allowance. To date the Company has not experienced any write-offs or significant deterioration of its accounts receivable aging, and therefore, no allowance for doubtful accounts was considered necessary as of December 31, 2017 or 2016.

Inventories

Inventories are recorded as the lower of cost or market using the first-in, first out method. Inventories consisted of the following as of December 31 (in thousands):
	2017	2016
Finished Goods	$902	$644
Work in Process	217	—
Raw Materials	469	33
Total	$1,588	$677

Other Current Assets

Other current assets represent prepayments and deposits made by the Company.

Property, Plant and Equipment

Property and equipment is stated at cost less accumulated depreciation. Depreciation is computed based upon the estimated useful lives of the respective assets. Leasehold improvements and capital lease assets are amortized using the straight-line method over the shorter of the lease term or the estimated useful life of the assets. Repairs and maintenance costs are expensed as incurred. The cost and accumulated depreciation of property, plant and equipment retired, or otherwise disposed of are removed from the related accounts, and any residual values are charged to expense. Depreciation expense has been calculated using the following estimated useful lives:
Office furniture and equipment	5-15 years
Computer software and equipment	3-4 years
Laboratory and research equipment	3-15 years
Production equipment	3-7 years
Leasehold improvements and capital lease asset	3-5 years

Depreciation expense was $229,000 and $419,000 for the years ended December 31, 2017, and 2016, respectively.

Property and equipment are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset or asset group may not be recoverable. If the impairment tests indicate that the carrying value of the asset, or asset group is greater than the expected undiscounted cash flows to be generated by such asset or asset group further analysis is performed to determine the fair value of the asset or asset group. To the extent the fair value of the asset or asset group is less than its carrying value, an impairment loss is recognized equal to the amount the fair value of the asset or asset group exceeds its carrying amount. The Company generally measures fair value by considering sale prices for similar assets or asset groups, or by discounting estimated future cash flows from such assets or asset groups using an appropriate discount rate. Assets to be disposed of are carried at the lower of their carrying value or fair value less costs to sell. Considerable management judgment is necessary to estimate the fair value of assets or asset groups, and accordingly, actual results could vary significantly from such estimates. The Company reviewed its property and equipment in conjunction with its intangible asset impairment analysis and determined that the fair value of property and equipment equaled or exceeded its carrying value. As a result, there have been no impairment losses recognized for the years ended December 31, 2017 or 2016.

Intangible assets

The Company’s intangible assets consisted of customer relationships, developed technology, and trademarks and tradenames. All intangible assets recognized by the Company resulted from the acquisition of the Aquadex Business. All intangible assets were estimated to have a useful life of 7 years. The Company reviews its definite lived intangible assets for impairment when impairment indicators exist. When impairment indicators exist, the Company determines if the carrying value of the intangible assets exceeds the related undiscounted cash flows. In cases where the carrying value exceeds the undiscounted cash flows, and the carrying amount is not considered recoverable, the carrying value is written down to its fair value, generally using a discounted cash flow analysis. An impairment loss is recognized for the amount that the intangible assets exceeds their fair value, generally based on discounted cash flow methods and other fair market value indicators. The Company’s review of its intangible assets during the year ended December 31, 2017, resulted in $3.8 million of impairment charges related to its finite-lived intangible assets.

The Company has a single reporting unit. The impairment charges were based on fair values determined using market value indicators such as the quoted market prices of the Company’s common stock on Nasdaq, as well discounted cash flow models. Discounted cash flow models include assumptions related to the Company’s product revenue, gross margins, and operating margins, under varying assumptions about the Company’s ability to either achieve profitability or obtain the necessary financings to realize such projections. As discussed above, the Company became a revenue generating company after acquiring the Aquadex Business in August 2016 and expects to incur losses in the near-term as it grows the Aquadex Business. To become and remain profitable, and to generate cash flows from operations, the Company must succeed in expanding the adoption and market acceptance of its products. This will require that the Company succeed in training personnel at hospitals and in effectively and efficiently manufacturing, marketing, and distributing its products. There can be no assurance that the Company will succeed in these activities, and it may never generate revenues sufficient to achieve profitability or positive cash flows. The discounted cash flow models reflect these uncertainties by assigning future cash flow estimations probability factors and an overall discount rate of 30%.

Amortization expense was $540,000 and $278,000 for the years ended December 31, 2017 and 2016, respectively.

Goodwill

Goodwill is the cost of an acquisition in excess of the fair value of acquired assets and liabilities and is recorded as an asset on the balance sheet. Goodwill is not subject to amortization but must be tested for impairment at least annually. This test requires the Company to determine if the implied fair value of the goodwill is less than its carrying amount.

The Company evaluates goodwill for impairment annually on November 1st of each calendar year, or to the extent events or conditions indicate a risk of possible impairment during the interim periods prior to its annual impairment test. As described below, the Company early adopted Accounting Standards Update No, 2017-04, Simplifying the Test for Goodwill Impairment, and performed a single step in performing its impairment analysis, which is to determine the estimated fair value of its reporting unit and compare it to the carrying value of the reporting unit, including goodwill. The remaining implied goodwill is then compared to the actual carrying amount of the goodwill for the reporting unit. To the extent the carrying amount of goodwill exceeds the implied goodwill, the difference is the amount of the goodwill impairment. The Company’s annual impairment test on November 1, 2017, resulted in $0.2 million of impairment charges related to goodwill.

The Company has a single reporting unit. The impairment charge was based on fair values determined using market value indicators such as the quoted market prices of the Company’s common stock on Nasdaq, as well discounted cash flow models. Discounted cash flow models include assumptions related to the Company’s product revenue, gross margins, and operating margins, under varying assumptions about the Company’s ability to either achieve profitability or obtain the necessary financings to realize such projections. As discussed above, the Company became a revenue generating company after acquiring the Aquadex Business in August 2016 and expects to incur losses in the near-term as it grows the Aquadex Business. To become and remain profitable, and to generate cash flows from operations, the Company must succeed in expanding the adoption and market acceptance of its products. This will require that the Company succeed in training personnel at hospitals and in effectively and efficiently manufacturing, marketing, and distributing its products. There can be no assurance that the Company will succeed in these activities, and it may never generate revenues sufficient to achieve profitability or positive cash flows. The discounted cash flow models reflect these uncertainties by assigning future cash flow estimations probability factors and an overall discount rate of 30%.

Contingent consideration

In connection with the Company’s purchase of the Aquadex Business, the Company has an obligation to pay additional consideration that is contingent upon the occurrence of certain future events. Contingent consideration is recognized at the acquisition date at the estimated fair value of the contingent milestone payments. The fair value of the contingent consideration is remeasured to its estimated fair value at the end of each reporting period, with changes recorded to earnings.

Common stock warrant liability

The Company recorded its common stock warrant liability at fair value at the date of issuance using primarily a Monte Carlo valuation model. The fair value is remeasured to its estimated fair value at the end of each reporting period with changes recorded to earnings.

Revenue Recognition

The Company recognizes revenues from product sales when earned. Specifically, revenue is recognized when persuasive evidence of an arrangement exists, delivery has occurred, the price is fixed or determinable, and collectability is reasonably assured. Revenue is not recognized until title and risk of loss have transferred to the customer. The shipping terms for the Company’s revenue arrangements are generally FOB shipping point.

Foreign Currency Translation

Sales and expenses denominated in foreign currencies are translated at average exchange rates in effect throughout the year. Assets and liabilities of foreign operations are translated at period-end exchange rates with the impacts of foreign currency translation recognized to cumulative translation adjustment, a component of accumulated other comprehensive income. Foreign currency transactions gains and losses are included in other expense, net in the consolidated statements of operations and other comprehensive loss.

Stock-Based Compensation

The Company recognizes all share-based payments to employees and directors, including grants of stock options, restricted stock units (RSUs) and common stock awards in the income statement as an operating expense, based on their fair value. The Company’s stock awards use a graded vesting schedule. The Company recognizes the option expense over the requisite service period, which is generally the vesting period.

The Company computes the estimated fair values of stock options and certain of its warrants using the Black-Scholes option pricing model. The closing market price of the Company’s common stock at the date of grant is used to calculate the fair value of restricted stock units and common stock awards.

Stock-based compensation expense is based on awards ultimately expected to vest and is reduced for estimated forfeitures. Forfeitures are estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates.

Equity instruments issued to non-employees include RSUs, warrants or options to purchase shares of the Company’s common stock. These RSUs, warrants or options are either fully-vested and exercisable at the date of grant or vest over a certain period during which services are provided. The Company expenses the fair market value of fully vested awards at the time of grant, and of unvested awards over the period in which the related services are received. Unvested awards are remeasured to fair value until they vest.

See Note 7- Stock Based Compensation, for further information regarding the assumptions used to calculate the fair value of share-based compensation.

Income Taxes

Deferred income taxes are provided on a liability method, whereby deferred tax assets are recognized for deductible temporary differences and operating loss and tax credit carryforwards. Deferred tax liabilities are recognized for taxable temporary differences, which are the differences between the reported amounts of assets and liabilities and their tax bases. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all the deferred tax assets will not be realized. Deferred tax assets and liabilities are adjusted for the effects of changes in tax laws and rates on the date of enactment. On December 22, 2017, the Tax Cuts and Jobs Act of 2017 (Tax Reform Act) was signed into law making significant changes to the Internal Revenue Code. Changes include a reduction in the corporate tax rates, changes to operating loss carry-forwards and carrybacks, and a repeal of the corporate alternative minimum tax. The legislation reduces the U.S. corporate income tax rates from 34% to 21%. As a result of the enacted law, the Company is required to revalue its deferred tax assets and liabilities at the new enacted rate. The Company re-measured the U.S. deferred income tax assets and liabilities balances using the new enacted tax rate (see Note 9). There was no income tax impact from the remeasurement due to the 100% valuation allowance on the Company’s deferred tax assets.

Loss per share

Basic loss per share is computed based on the net loss for each period divided by the weighted average number of common shares outstanding. The net loss for the year ended December 31, 2017, reflects increases for net deemed dividends to preferred stockholders provided in connection with the close of the public offering of Series E Convertible Preferred Stock in April of 2017, and the close of the public offering of Series F Convertible Preferred Stock in November of 2017, of $1.0 million and $8.7 million, respectively, representing the intrinsic value of the shares at the time of issuance. In addition, the net loss allocable to common stockholders reflects an increase for net deemed dividends of $1.8 million to preferred stockholders provided in connection with the shareholder approval of the Series C and D Convertible Preferred Stock transactions in January of 2017, representing the intrinsic value of the shares at the time of issuance. The net loss allocable to common shareholders for 2016 reflects a $1.9 million increase for the net deemed dividend to preferred shareholders provided in connection with the 2016 Series B and B-1 offering (See Note 5). Diluted earnings per share is computed based on the net loss allocable to common stockholders for each period divided by the weighted average number of common shares outstanding, increased by the number of additional shares that would have been outstanding had the potentially dilutive common shares been issued, and reduced by the number of shares the Company could have repurchased from the proceeds from issuance of the potentially dilutive shares. Potentially dilutive shares of common stock include warrants, stock options and other stock-based awards granted under stock-based compensation plans.

The following table sets forth the potential shares of common stock that are not included in the calculation of diluted net loss per share because to do so would be anti-dilutive as of the end of each period presented:
	December 31,
	2017	2016
Stock options	2,766	272
Restricted stock units	15	33
Warrants to purchase common stock	608,787	3,153
Series B, C and D convertible preferred stock	—	3,800
Series F convertible preferred stock	60,480	—-
Total	672,048	7,258

The following table reconciles reported net loss with reported net loss per share for the years ended December 31:
(in thousands, except per share amounts)	2017	2016
Net loss	$(13,382)	$(15,792)
Deemed dividend to preferred shareholders (see Note 6)	(11,590)	(1,900)
Net loss after deemed dividend	(24,972)	(17,692)
Weighted average shares outstanding	48	2
Basic and diluted loss per share	$(525.01)	$(7,560.60)

Research and Development

Research and development costs include activities related to research, development, design, and testing improvements of the Aquadex FlexFlow system and potential related products. Research and development costs also include expenses related to clinical research that the Company may sponsor or conduct to enhance understanding of the product and its use. Research and development expenses are expensed as incurred.

Reclassification

For comparability, certain December 31, 2016 amounts have been reclassified to conform to classifications adopted in December 31, 2017. The reclassifications had no impact on previously reported net loss or equity.

Recent Accounting Pronouncements

In March 2016, the Financial Accounting Standards Board (FASB), issued amended stock compensation guidance to simplify various aspects of employee share-based payments accounting and presentation in the financial statements. The new guidance requires all income tax effects of awards to be recognized in the income statement when the awards vest or are settled, allows an employer to repurchase more of an employee’s shares than previously allowed for tax withholding purposes without triggering liability accounting, allows a company to make a policy election to account for forfeitures as they occur, and eliminates the requirement that excess tax benefits be realized before companies can recognize them. The new guidance also requires excess tax benefits and tax shortfalls to be presented on the cash flow statement as an operating activity rather than as a financing activity, and clarifies that cash paid to a tax authority when shares are withheld to satisfy its statutory income tax withholding obligation are to be presented as a financing activity. The standard was effective for our interim and annual periods beginning after January 1, 2017. The Company adopted the guidance in the current year. The adoption of this standard did not have a material impact to the Company’s consolidated financial statements.

In May 2014, August 2015, March 2016, April 2016 and May 2016, the FASB issued amended revenue recognition guidance to clarify the principles for recognizing revenue from contracts with customers. The guidance requires an entity to recognize revenue to depict the transfer of goods or services to customers in an amount that reflects the consideration to which an entity expects to be entitled in exchange for those goods or services. The guidance also requires expanded disclosures relating to the nature, amount, timing, and uncertainty of revenue and cash flows arising from contracts with customers. Additionally, qualitative and quantitative disclosures are required about customer contracts, significant judgments and changes in judgments, and assets recognized from the costs to obtain or fulfill a contract. The standard allows the Company to transition to the new model using either a full or modified retrospective approach, and early adoption is not permitted. The Company has determined that it will use the modified retrospective approach. This guidance will be effective for the Company's interim and annual periods beginning January 1, 2018. As of the end of the fourth quarter of 2017, the Company had nearly completed its assessment of this amended guidance and it does not expect that the adoption of this standard will not have a material impact on the timing and amount of revenue recognized, but it expects to provide expanded disclosures as a result of the adoption. The Company will continue to evaluate the impact of the amended guidance as it pertains to presentation and disclosure.

In November 2015, the FASB issued amended guidance concerning the classification of deferred taxes on the balance sheet to require that deferred tax assets and deferred tax liabilities be presented as noncurrent in a classified balance sheet. The amendment is effective for our annual and interim reporting periods beginning January 1, 2017, with early adoption permitted. The adoption of this standard did not have an impact on the Company’s consolidated financial statements as all deferred tax assets are fully reserved.

In January 2017, the FASB issued amended guidance to simplify the accounting for goodwill impairment by removing Step 2 of the goodwill impairment test. A goodwill impairment will now be measured as the amount by which a reporting unit’s carrying value exceeds its fair value, limited to the amount of goodwill allocated to that reporting unit. This guidance is to be applied on a prospective basis effective for the Company’s interim and annual periods beginning after January 1, 2019, with early adoption permitted for any impairment tests performed after January 1, 2017. The Company adopted this amended guidance in the current year, as further described above under Significant Accounting Policies.

In February 2016, the FASB issued updated guidance to improve financial reporting about leasing transactions. This guidance will require organizations that lease assets to recognize on the balance sheet the assets and liabilities for the rights and obligations created by those leases. This guidance is effective for the Company’s annual reporting period ending December 31, 2020, and for annual and interim periods thereafter. The Company is evaluating the impact that the adoption of this standard will have, if any, on its financial statements and disclosures.

The Company evaluates events through the date the consolidated financial statements are filed for events requiring adjustment to or disclosure in the consolidated financial statements.